CONDENSED CONSOLIDATED INTERIM CASH FLOW STATEMENTS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS - OPERATING ACTIVITIES
Comprehensive loss for the period	$ (212)	$ (30,707)
Adjustments required to reflect net cash used in operating activities (see appendix below)	(25,226)	13,009
Net cash used in operating activities	(25,438)	(17,698)
CASH FLOWS - INVESTING ACTIVITIES
Investments in short-term deposits	(20,559)	(6,006)
Maturities of short-term deposits	28,660	24,000
Purchase of property and equipment	(59)	(99)
Purchase of intangible assets	0	(153)
Net cash provided by investing activities	8,042	17,742
CASH FLOWS - FINANCING ACTIVITIES
Issuance of share capital and warrants, net of issuance cost	5,565	0
Net proceeds from loan	19,223	0
Repayments of loan	(1,547)
Repayments of lease liabilities	(256)	(183)
Net cash provided by (used in) financing activities	22,985	(183)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	5,589	(139)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	4,255	10,587
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(221)	(344)
CASH AND CASH EQUIVALENTS - END OF PERIOD	9,623	10,104
Income and expenses not involving cash flows:
Depreciation and amortization	1,373	457
Exchange differences on cash and cash equivalents	221	344
Fair value adjustments of warrants	(12,845)	10,843
Share-based compensation	970	920
Interest on short-term deposits	201	(210)
Interest on loan	1,997	1,405
Exchange differences on lease liabilities	189	(75)
Issuance cost of warrants	642	0
Total income and expense not involving cash flows	(7,252)	13,684
Changes in operating asset and liability items:
Increase in trade receivables	(2,821)	0
Increase in prepaid expenses and other receivables	(359)	(958)
Increase in inventory	(1,681)	0
Increase (decrease) in accounts payable and accruals	(5,633)	283
Decrease in contract liabilities	(7,480)	0
Total Change in operating asset and liability	(17,974)	(675)
Total Adjustments required to reflect net cash used in operating acivities	(25,226)	13,009
Supplemental information on interest received in cash	931	761
Supplemental information on interest paid in cash	971	640
Supplemental information on non-cash transactions:
Changes in right-of-use asset and lease liabilities	58	66
Warrant issuance costs	$ 207	$ 0